Income Taxes - Summary of Major Components of Company's Income Tax Expense (Detail) - CAD CAD in Millions	3 Months Ended		12 Months Ended
	Sep. 30, 2013	Jun. 30, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Components of Deferred Tax Provision [Line Items]
Current income tax expense			CAD 208	CAD 38	CAD 12
Origination and reversal of temporary differences			317	183	144
Effect of tax rate increases				7	11
Effect of hedge of net investment in foreign subsidiaries			42	29	(9)
Tax credits					(4)
Other			(5)	(7)	(2)
Total deferred income tax expense			354	212	140
Income tax expense	CAD 7	CAD 11	562	250	152
Income before income tax expense, Canada			1,269	1,019	464
Income before income tax expense, Foreign			769	106	172
Income before income tax expense			2,038	1,125	636
Current
Canada			50	4	6
Foreign			158	34	6
Total current income tax expense			208	38	12
Deferred
Canada			292	256	120
Foreign			62	(44)	20
Total deferred income tax expense			354	212	140
Income tax expense	CAD 7	CAD 11	CAD 562	CAD 250	CAD 152